Results from Financial Transactions - Summary of Net Fair Value Change on Borrowings and Other Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ 18	€ 15	€ 29
Borrowings [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	16	8	23
Other financial liabilitiy [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ 2	€ 7	€ 6